Commitments and Contingencies	6 Months Ended
Jun. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	COMMITMENTS AND CONTINGENCIES
Commitments
There were no material changes in commitments from that disclosed in the Corporation's 2021 Annual Financial Statements except that in 2022, FortisBC Energy signed new long-term biomethane purchase agreements to acquire renewable natural gas. The 20-year agreements allow FortisBC Energy to purchase a maximum annual volume of 9.3 PJs of renewable natural gas and has increased gas purchase obligations from those disclosed as at December 31, 2021 as follows.

As at June 30, 2022 ($ millions)	Total	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter
Gas purchase obligations	2,725	6	34	74	126	151	2,334

Contingencies
In April 2013, FortisBC Holdings Inc. ("FHI") and Fortis were named as defendants in an action in the British Columbia Supreme Court by the Coldwater Indian Band ("Band") regarding interests in a pipeline right-of-way on reserve lands. The pipeline was transferred by FHI (then Terasen Inc.) to Kinder Morgan Inc. in 2007. The Band seeks cancellation of the right-of-way and damages for wrongful interference with the Band's use and enjoyment of reserve lands. In 2016, the Federal Court dismissed the Band's application for judicial review of the ministerial consent. In 2017, the Federal Court of Appeal set aside the minister's consent and returned the matter to the minister for redetermination. No amount has been accrued in the Interim Financial Statements as the outcome cannot yet be reasonably determined.